Disclosure of detailed information about accumulated amortization, depletion and impairment losses of property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Property and equipment at beginning of period	$ (17,162)
Amortization and depletion	(1,160)	$ (787)	$ (1,633)
Impairment losses	(14,559)	(870)	(1,070)
Property and equipment at end of period	(2,681)	(17,162)
Canadian Oil and Gas Properties [Member]
Statements Line Items
Property and equipment at beginning of period	(3,604)
Property and equipment at end of period	(99)	(3,604)
United States Oil and Gas Properties [Member]
Statements Line Items
Property and equipment at beginning of period	(13,542)
Property and equipment at end of period	(2,569)	(13,542)
Corporate and Other Assets [Member]
Statements Line Items
Property and equipment at beginning of period	(16)
Property and equipment at end of period	(13)	(16)
Accumulated amortization, depletion and impairment losses [Member]
Statements Line Items
Property and equipment at beginning of period	(32,471)	(30,970)
Amortization and depletion	(1,160)	(787)
Impairment losses	(14,559)	(870)
Disposals		25
Foreign currency translation and other	(185)	131
Property and equipment at end of period	(48,375)	(32,471)	(30,970)
Accumulated amortization, depletion and impairment losses [Member] | Canadian Oil and Gas Properties [Member]
Statements Line Items
Property and equipment at beginning of period	(30,523)	(29,092)
Amortization and depletion	(951)	(561)
Impairment losses	(3,100)	(870)
Disposals		0
Foreign currency translation and other	0	0
Property and equipment at end of period	(34,574)	(30,523)	(29,092)
Accumulated amortization, depletion and impairment losses [Member] | United States Oil and Gas Properties [Member]
Statements Line Items
Property and equipment at beginning of period	(1,806)	(1,714)
Amortization and depletion	(205)	(223)
Impairment losses	(11,459)	0
Disposals		0
Foreign currency translation and other	(185)	131
Property and equipment at end of period	(13,655)	(1,806)	(1,714)
Accumulated amortization, depletion and impairment losses [Member] | Corporate and Other Assets [Member]
Statements Line Items
Property and equipment at beginning of period	(142)	(164)
Amortization and depletion	(4)	(3)
Impairment losses	0	0
Disposals		25
Foreign currency translation and other	0	0
Property and equipment at end of period	$ (146)	$ (142)	$ (164)